Note 8 - Senior Secured Notes (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Feb. 10, 2014	Jul. 31, 2013	Dec. 31, 2013	Jul. 31, 2013 Class H Warrants [Member]	Dec. 31, 2013 Class H Warrants [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Senior Secured Notes [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Mar. 08, 2013 Senior Secured Notes [Member]	Jul. 31, 2013 Senior Secured Notes [Member]	Dec. 31, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]
Note 8 - Senior Secured Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								18.00%
Notes Issued								$ 2,000,000
Debt Instrument, Term								6 months
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.20	$ 0.20
Debt Conversion, Original Debt, Amount						64,500		4,000,000
Debt Instrument, Convertible, Terms of Conversion Feature, Common Stock Discount	10.00%							20.00%
Secured Debt									2,186,906
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						322,500			10,934,533
Warrants Issued (in Shares)				1,988,095	1,988,095		58,635
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.80	0.80
Warrants Term				5 years
Gains (Losses) on Extinguishment of Debt		(1,073,572)	(1,073,572)
Share Price (in Dollars per share)		$ 0.60
Fair Value Assumptions, Expected Term		5 years
Fair Value Inputs, Discount Rate		1.38%
Fair Value Assumptions, Expected Volatility Rate		149.00%
Debt Instrument, Unamortized Discount										2,000,000
Embedded Derivative, Fair Value of Embedded Derivative Liability										4,908,000
Embedded Derivative, Loss on Embedded Derivative			2,373,813							2,908,000
Embedded Derivative, Fair Value Adjustment Of Embedded Derivative Liability										534,187
Debt Instrument, Increase, Accrued Interest										$ 2,178,390	$ 8,516